Nonvested restricted common stock related to stock-based compensation (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Shares Outstanding, Beginning	277		324
Shares Granted	29		131
Shares Vested	(129)	[1]	(174)	[2]
Shares Forfeited	(141)		(4)
Shares Outstanding, Ending	36	[3]	277
Outstanding Weighted Average Grant Date Fair Value, Beginning	$ 3.88		$ 3.61
Weighted Average Grant Date Fair Value Granted	$ 2.66		$ 4.00
Weighted Average Grant Date Fair Value Vested	$ 3.53	[1]	$ 3.48	[2]
Weighted Average Grant Date Fair Value Forfeited	$ 3.98		$ 3.25
Outstanding Weighted Average Grant Date Fair Value, Ending	$ 3.76	[3]	$ 3.88

[1]	The total fair value of restricted common stock awards that vested during 2012 was $364,000.
[2]	The total fair value of restricted common stock awards that vested during 2011 was $696,000.
[3]	These stock awards will vest upon fulfilling service conditions only.